Long-Term Debt - Credit Facilities And Senior Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 18, 2017	Sep. 15, 2014
Debt Instruments
Weighted average interest rate	6.40%	5.40%	4.40%
Total interest incurred on long-term debt	$ 46,884	$ 39,775	$ 32,887
Line of credit facility, commitment fee amount	$ 0	$ 0	$ 2
$250 Million Senior Unsecured Notes due 2019
Debt Instruments
Principal amount					$ 250,000
Debt Instrument, Maturity Date	Oct. 30, 2019
Senior notes, terms	The 2019 Notes bear interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year.
Senior notes interest rate	6.25%
$480 Term Loan B
Debt Instruments
Principal amount				$ 480,000
Line of credit facility, frequency of payments	quarterly
Debt Instrument, Maturity Date	May 18, 2023
Debt instrument, description of variable rate basis	LIBOR
Debt instrument, payment percentage	0.25%